Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		48 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013
Income Statement [Abstract]
Net sales	$ 3,518	$ 4,395	$ 19,371	$ 35,701	$ 46,689	$ 32,458	$ 108,816
Cost of sales	13,968	20,349	33,253	46,686	58,264	60,028	241,668
Gross profit (loss)	(10,450)	(15,954)	(13,882)	(10,985)	(11,575)	(27,570)	(132,852)
Operating expenses:
General and administrative	925,414	848,282	3,168,355	4,221,051	5,033,512	1,433,843	14,577,037
Management fees - related party		15,000	30,000	45,000	60,000	410,000	1,040,000
Net impairment of intangible assets extinguishment of acquisition related liabilities					(761,831)	1,720,229	958,398
Amortization of intangible assets		250,080		794,462	1,044,542	1,413,215	3,244,207
Total operating expense	925,414	1,113,362	3,198,355	5,060,513	5,376,223	4,977,287	19,819,642
Operating loss	(935,864)	(1,129,316)	(3,212,237)	(5,071,498)	(5,387,798)	(5,004,857)	(19,952,494)
Other income (expense):
Interest (expense) income, net	(27,393)	(305,516)	(358,325)	(463,424)	(843,004)	12,265	(1,185,429)
Loss on settlement of accrued expenses		(784,000)		(1,708,000)	(1,918,000)		(1,878,221)
Loss on extinguishment of debt					(900,000)		(900,000)
Change in fair value of contingent consideration related to acquisition		(62,961)		(184,582)	(204,485)	(40,000)	(477,485)
Other expense, net	(27,393)	(1,152,477)	(358,325)	(2,356,006)	(3,865,489)	(27,735)	(4,441,135)
Loss before income tax benefit	(963,257)	(2,281,793)	(3,570,562)	(7,427,504)	(9,253,287)	(5,032,592)	(24,393,629)
Income tax benefit, net							960,000
Net loss	$ (963,257)	$ (2,281,793)	$ (3,570,562)	$ (7,427,504)	$ (9,253,287)	$ (5,032,592)	$ (23,433,629)
Basic and diluted net loss per common share	$ 0.00	$ (0.01)	$ (0.02)	$ (0.04)	$ (0.05)	$ (0.03)
Weighted-average number of common shares outstanding basic and diluted	222,836,421	182,056,421	216,809,608	170,493,409	178,180,688	165,322,892